VANECK SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Netherlands: 8.8%
ASML Holding N.V. (USD)	567,462	$310,061,237
NXP Semiconductors N.V. (USD)	1,473,697	232,888,337
		542,949,574
Switzerland: 2.4%
STMicroelectronics N.V. (USD) †	4,156,300	147,839,591
Taiwan: 10.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,028,984	672,569,018
United States: 77.9%
Advanced Micro Devices, Inc. *	4,646,683	300,965,658
Analog Devices, Inc.	1,766,918	289,827,559
Applied Materials, Inc.	2,764,360	269,193,377
Broadcom, Inc.	628,575	351,455,140
Cadence Design Systems, Inc. *	1,416,312	227,516,360
Intel Corp.	11,504,301	304,058,675
KLA Corp.	755,824	284,968,323
Lam Research Corp.	660,229	277,494,249
Marvell Technology, Inc.	4,469,076	165,534,575
Microchip Technology, Inc.	3,045,553	213,950,098
Micron Technology, Inc.	5,450,137	272,397,847
	Number of Shares	Value
United States (continued)
Monolithic Power Systems, Inc.	270,468	$95,640,189
NVIDIA Corp.	3,553,883	519,364,462
ON Semiconductor Corp. *	2,167,963	135,215,852
Qorvo, Inc. *	470,389	42,636,059
Qualcomm, Inc.	2,757,112	303,116,893
Skyworks Solutions, Inc.	958,766	87,372,346
Synopsys, Inc. *	832,347	265,760,074
Teradyne, Inc.	792,549	69,229,155
Texas Instruments, Inc.	1,875,786	309,917,363
Universal Display Corp.	272,170	29,405,247
		4,815,019,501
Total Common Stocks (Cost: $8,903,088,339)		6,178,377,684

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5% (Cost: $29,335,492)
State Street Navigator Securities Lending Government Money Market Portfolio	29,335,492	29,335,492
Total Investments: 100.5% (Cost: $8,932,423,831)		6,207,713,176
Liabilities in excess of other assets: (0.5)%		(29,560,960)
NET ASSETS: 100.0%		$6,178,152,216

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $28,452,479.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Semiconductors	72.5%	$4,474,154,910
Semiconductor Equipment	19.5	1,210,946,341
Application Software	8.0	493,276,433
	100.0%	$6,178,377,684
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